Other investments (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Other investments
Total current other investments	€ 9,159	€ 7,089
Non-current other investments	925	792
Current other investments	9,159	7,089
Germany
Other investments
Bonds and Debt Securities		1,016
VodafoneZiggo Group Holding B.V.
Other investments
Loan notes	800	700
Collateral assets
Other investments
Total current other investments	3,107	1,115
Current other investments	3,107	1,115
Equity securities
Other investments
Non-current other investments	128	77
Non-current debt securities
Other investments
Non-current other investments	797	715
Short-term investments
Other investments
Total current other investments	4,007	4,132
Current other investments	4,007	4,132
Bonds and debt securities
Other investments
Total current other investments	1,053	1,681
Bonds and Debt Securities	0
Current other investments	1,053	1,681
Bonds and debt securities | Germany
Other investments
Current financial assets at amortised cost	499	0
Bonds and debt securities | Japanese
Other investments
Current financial assets at amortised cost	0	194
Bonds and debt securities | FRANCE
Other investments
Current financial assets at amortised cost	554	0
Bonds and debt securities | UK
Other investments
Current financial assets at amortised cost	0	471
Managed investment funds
Other investments
Total current other investments	2,954	2,451
Current other investments	€ 2,954	2,451
Liquid days	90 days
Current financial assets at fair value through profit or loss, classified as held for trading	€ 2,954	2,451
Other investments
Other investments
Total current other investments	2,045	1,842
Current other investments	2,045	1,842
Other investments | Level 1
Other investments
Total current other investments	1,057	1,017
Current other investments	€ 1,057	€ 1,017